UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2010

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER;1
THIS AMENDMENT (CHECK ONLY ONE.): [X] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          January 25, 2011


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        42
FORM 13F INFORMATION VALUE TOTAL:              $320438

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1562     32611   Sole		     32611
Alcon Inc.      Common  014561617    310      1900   Sole                     1900
Apple Computer  Common  037833100    571      1769   Sole                     1769
Arbitron Inc.   Common  03875Q108    382      9206   Sole                     9206
Automatic Data 	Common	053015103   1494     32279   Sole                    32279
Berkshire Hath	Common	084670108  68777       571   Sole                      571
Berkshire Hath	Common	084670702  20721    258654   Sole                   258654
Buckeye PartnersCommon  118230101    525      7850   Sole                     7850
Chevron Corp    Common	166764100    537      5890   Sole                     5890
Cisco Systems	Common	17275R102  27443   1356567   Sole                  1356567
Coca-Cola Co.	Common	191216100  12584    191338   Sole                   191338
Deutsche Bk ETF ETF     73935S105    523     19000   Sole                    19000
Emerson Elec.	Common	291011104    826     14450   Sole                    14450
ExxonMobil	Common	30231G102   4531     61967   Sole                    61967
Federated Inves Common  314211103    434     16600   Sole                    16600
General ElectricCommon	369604103   3550    194116   Sole                   194116
Hersey Foods	Common  427866108    278      5902   Sole                     5902
Hewlett-Packard Common  428236103   1270     30161   Sole                    30161
H.J. Heinz Co.	Common	423074103    851     17211   Sole		     17211
IBM		Common	459200101   1310      8924   Sole                     8924
Intel Corp.	Common	458140100   4374    207971   Sole                   207971
Int'l Gvt Infla	ETF	78464A490    436      7500   Sole                     7500
Johnson & JohnsoCommon  478160104  28322    457910   Sole                   457910
Linear TechnologCommon	535678106  32502    939638   Sole		    939638
Kinder Mortgan  Common  494550106    211      3000   Sole                     3000
Mastercard Inc  Common  57636Q104    224      1000   Sole                     1000
Medtronic	Common	585055106   6503    175334   Sole                   175334
Microsoft	Common	594918104  30499   1092751   Sole                  1092751
3M Company 	Common	88579Y101   1536     17796   Sole                    17796
Moody's Corp.	Common	615369105  15858    597519   Sole		    597519
Neustar Inc.    Common  64126X201    284     10900   Sole                    10900
PepsiCo		Common	713448108   1196     18308   Sole                    18308
Pfizer Inc.	Common	717081103    203     11599   Sole                    11599
Phillip MOrris  Common  718172109    378      6452   Sole                     6452
Procter & GambleCommon  742718109  21296    331047   Sole                   331047
Royal Dutch ScheCommon  780259206    277      4143   Sole                     4143
Verizon CommunicCommon  92343V104    323      9016   Sole                     9016
Walgreen Co.	Common	931422109  21198    544095   Sole                   544095
Wal-mart Stores Common  931142103    266      4935   Sole                     4935
Walt Disney Co.	Common	254687106    589     15699   Sole                    15699
Western Union   Common  959802109   5071    273078   Sole		    273078
Wright Express  Common  98233Q105    413      8980   Sole                     8980